Minimum Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2022
Banking and Thrift, Interest [Abstract]
Minimum Regulatory Capital Requirements	Minimum Regulatory Capital Requirements
The Company is subject to various regulatory capital requirements administered by federal banking agencies, including U.S. Basel III. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s Consolidated Financial Statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s capital amounts and classification are also subject to qualitative judgements by the regulators about components, risk weightings, and other factors.
Quantitative measures established by the regulators to ensure capital adequacy require the Company to maintain minimum capital amounts and ratios. All banking companies are required to have total regulatory capital of at least 8% of risk-weighted assets, common equity Tier 1 capital of at least 4.5% of risk-weighted assets, core capital (“Tier 1”) of at least 6% of risk-weighted assets, and a minimum Tier 1 leverage ratio of 4% of adjusted average assets.
As of December 31, 2022 and 2021, the Company was categorized as “well-capitalized” based on the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Company must maintain (1) a minimum total regulatory capital ratio of 10%; (2) a minimum common equity Tier 1 capital ratio of 6.5%; (3) a minimum Tier 1 capital ratio of 8% and (4) a minimum Tier 1 leverage ratio of 5%. Management believes that the Company met all capital adequacy requirements to which it is subject as of December 31, 2022 and 2021. There have been no conditions or events that management believes would cause a change in the Company’s categorization.
The Company’s actual capital amounts and ratios are presented in the following table:

	Actual		For Capital Adequacy		To Be Well- Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2022
Total regulatory capital (to risk-weighted assets)	$2,906,742	17.89%	$1,299,657	≥8%	$1,624,571	≥10%
Common equity Tier 1 capital (to risk-weighted assets)	2,751,694	16.94	731,057	≥4.5	1,055,971	≥6.5
Tier 1 capital (to risk-weighted assets)	2,751,694	16.94	974,743	≥6	1,299,657	≥8
Tier 1 capital (to average assets) leverage	2,751,694	12.03	915,233	≥4	1,144,041	≥5
As of December 31, 2021
Total regulatory capital (to risk-weighted assets)	$2,939,016	19.77%	$1,189,466	>8%	$1,486,832	>10%
Common equity Tier 1 capital (to risk-weighted assets)	2,831,102	19.04	669,075	4.5	966,441	6.5
Tier 1 capital (to risk-weighted assets)	2,831,102	19.04	892,099	6	1,189,466	8
Tier 1 capital (to average assets) leverage	2,831,102	13.96	811,000	4	1,013,750	5
The Company is subject to various capital requirements in connection with seller/servicer agreements that have been entered into with secondary market investors. Failure to maintain minimum capital requirements could result in an inability to originate and service loans for the respective investor and, therefore, could have a direct material effect on the Company’s financial statements. Management believes that the Company met all capital requirements in connection with seller/servicer agreements as of December 31, 2022 and 2021.